Other income and expenses (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Income From Sale Of Property, Plant And Equipment	$ 105,174,000	$ 0	$ 0
Other Operating Income	10,919,061,000	21,280,499,000	37,714,518,000
Other Operating Income	10,919,061,000	21,280,499,000	37,714,518,000
Others
Statement [Line Items]
Other Operating Income	86,532,000	58,394,000	12,140,000
Foreign Exchange Difference, Net
Statement [Line Items]
Other Operating Income	6,879,987,000	16,531,502,000	24,478,898,000
Recovery of Insurance
Statement [Line Items]
Other Operating Income	236,729,000	0	0
Interest Earned from Customers
Statement [Line Items]
Other Operating Income	$ 3,610,639,000	$ 4,690,603,000	$ 13,223,480,000